Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Vacation, convalescence and bonus accruals	$ 2,728	$ 1,407
Employees and payroll related	339	279
Short-term operating lease liabilities	258	235
Accrued expenses and other	1,888	925
Accrued expenses and other liabilities, total	$ 5,213	$ 2,846